Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
Note 7 - Intangible Assets, Net

Intangible Assets:

	Useful	December 31,	December 31,
	Life	2023	2022
		$ thousands	$ thousands
Original amounts:
Software development costs	5 – 10	13,096	9,558
Core technology	2 – 6	3,638	-
Customer relationship	2 – 5	1,209	-
Trademark	2	440	-

		18,383	9,558

Accumulated amortization:
Software development costs		(1,889)	(1,350)
Core technology		(57)	-
Customer relationship		(19)	-
Trademark		(17)	-

		(1,982)	(1,350)

Other Intangible assets, net:
Software development costs		11,207	8,208
Core technology		3,581	-
Customer relationship		1,190	-
Trademark		423	-

Other Intangible assets, net:		16,401	8,208

The following table represents the expected amortization in future periods, as of December 31, 2023:

$ thousands
2024	1,806
2025	2,594
2026	2,252
2027	1,916
2028	1,856
2029 and thereafter	5,977

Total expected amortization	16,401

Amortization expenses for the years ended December 31, 2023, 2022 and 2021 amounted to $632 thousand $420 thousand and $401 thousand respectively.